Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (954,215)	$ (937,097)	$ (4,595,555)	$ (6,147,063)
Adjustment to reconcile net loss to cash used in operating activities:
Imputed interest		1,665	5,625	6,660
Additional shares issued for prior year software acquisition				2,218,722
Stock based compensation	83,901	84,663	1,057,291	145,003
Amortization				391,809
Impairment expense				685,666
Net change in:
Accounts receivable	(38,550)	775	1,935	(6,935)
Prepaid and other current assets	591	(7,439)	(87,211)	(6,820)
Accounts payable	263,976	(15,796)	388,769	614,986
Accrued expenses	43,040		18,025
Accrued expenses, related party	74,682	(107,614)	(100,123)	(279,916)
Deferred revenue	(90,000)	16,000	700,000
CASH FLOWS USED IN OPERATING ACTIVITIES	(616,575)	(964,843)	(2,611,244)	(2,377,888)
CASH FLOWS FROM INVESTING ACTIVITIES:
CASH FLOWS USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Reparyment of related party note			(221,990)
Proceeds from senior convertible notes payable	190,000		650,000
Proceeds from related party advances			72,000
Payment of related party advances			(72,000)
Proceeds from senior secured notes payable, related party	9,000		643,000
Payment of senior secured notes payable, related party	(6,000)		(99,485)
Proceeds from issuance of common shares		35,000	725,600	3,107,120
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	443,000	35,000	1,697,125	3,107,120
NET CHANGE IN CASH	(173,575)	(929,843)	(914,119)	729,232
Cash, beginning of period	215,816	1,129,935	1,129,935	400,703
Cash, end of period	42,241	200,092	215,816	1,129,935
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid on interest expense			42,526
Cash paid for income taxes
NON-CASH TRANSACTIONS
Expenses paid on the Company’s behalf	82,529	89,440	325,381	469,952
Deemed dividend			1,011,803
Reclassification of mezzanine equity				6,102,378
Contributed capital		4,448	$ 4,448	$ 351,459
Proceeds from senior convertible notes payable, related party	$ 250,000